Condensed Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Revenue:
Total revenue	$ 6,950,841	$ 4,014,024	$ 7,824,784	$ 20,684,974	$ 12,573,276
Cost of revenue	2,203,671	1,454,167	3,141,041	8,119,487	6,209,724
Gross profit	4,747,170	2,559,857	4,683,743	12,565,487	6,363,552
Operating expenses:
Product development	2,105,361	1,424,100	3,166,088	6,271,966	3,206,310
Sales and marketing	3,236,113	1,735,915	3,928,028	9,108,173	7,792,480
General and administrative	2,570,432	1,852,962	4,435,067	10,422,207	11,320,715
Depreciation and amortization	1,993,391	1,052,883	2,007,237	5,735,150	1,315,898
Impairment of long-lived assets	15,478,521		6,887,000	14,383,310
Total operating expenses	25,383,818	6,065,860	20,423,420	45,920,806	23,635,403
Loss from operations	(20,636,648)	(3,506,003)	(15,739,677)	(33,355,319)	(17,271,851)
Other (expense) income:
Interest (expense) income, net	(740)	(774,380)	(193,084)	(1,531,497)	156,678
Change in fair value of convertible notes	(1,433,000)	(1,991,272)	(961,273)	(1,365,904)	766,000
Change in fair value of derivative liability	18,051	(175,996)	746,852	248,198	1,962,034
Gain on forgiveness of PPP Loan				2,234,730
Other (expense) income			(59,273)	186,420	(254)
Total other (expense) income	(1,415,689)	(2,941,648)	(466,778)	(228,053)	2,884,458
Net loss before income taxes and equity in losses of investee	(22,052,337)	(6,447,651)	(16,206,455)	(33,583,372)	(14,387,393)
Income tax (expense) benefit	99,444	(6,270)	(200)	2,262,225	(30,985)
Equity in losses of investee		(3,782)	(12,641)	(7,564)	(3,692)
Net loss attributable to noncontrolling interest in consolidated subsidiary			8,815		849,759
Net loss attributable to Akerna shareholders			(16,210,481)	(31,328,711)	(13,572,311)
Net loss	$ (21,952,893)	$ (6,457,703)	$ (16,219,296)	$ (31,328,711)	$ (14,422,070)
Basic and diluted weighted average common stock outstanding (in Dollars per share)	$ 31,605,783	$ 22,209,072	$ 16,056,030	$ 25,641,950	$ 11,860,212
Basic and diluted net loss per common share (in Dollars per share)	$ (0.69)	$ (0.29)	$ (1.01)	$ (1.22)	$ (1.14)
Software [Member]
Revenue:
Total revenue	$ 6,508,513	$ 3,795,153	$ 6,766,985	$ 18,998,409	$ 9,976,580
Consulting [Member]
Revenue:
Total revenue	427,009	172,747	916,099	1,510,413	2,379,947
Other revenue [Member]
Revenue:
Total revenue	$ 15,319	$ 46,124	$ 141,700	$ 176,152	$ 216,749